COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	Apr. 30, 2012	Mar. 15, 2011	Feb. 28, 2011	Aug. 31, 2005
Commitments and Contingencies Disclosure [Abstract]
Monthly lease payments for Phoenix office space				$ 6,697
Monthly lease payments for Colorado office space			4,701
Renewed monthly lease payments for Colorado office space		1,100
Annual water lease payments to Pueblo Board of Water Works	$ 100,000